SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
	(in thousands)
Year ended December 31, 2009:
Allowance for doubtful accounts	$20,237	$3,356	$(3,076)	$20,517
Reserve for operating leases	$132	$(31)	$—	$101
Restructuring reserve	$5,980	$(802)	$(2,222)	$2,956

Year ended December 31, 2010:
Allowance for doubtful accounts	$20,517	$7,839	$(6,608)	$21,748
Reserve for operating leases	$101	$(101)	$—	$—
Restructuring reserve	$2,956	$—	$(1,883)	$1,073

Year ended December 31, 2011:
Allowance for doubtful accounts	$21,748	$5,129	$(6,047)	$20,830
Restructuring reserve	$1,073	$—	$(1,073)	$—